Long-Term Employee Benefit Liabilities - Company's Termination and Long-term Service Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 548	$ 700
Termination and Long-term Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	467	478
Current service cost	13	23
Interest cost	11	9
Actuarial losses (gains) and changes in actuarial assumptions	(67)	10
Benefits paid	(18)	(23)
Foreign exchange	(19)	(30)
Ending funded status – Plan deficit	387	467
Current liability	18	11
Non-current liability	369	456
Net amount	387	467
Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	(38)	(112)
Current service cost	13	23
Interest cost	11	9
Actuarial losses	7	4
Net periodic benefit cost	$ 31	$ 36